As filed with the Securities and Exchange Commission on November 6, 2015

1933 Act File No. 333-150525

1940 Act File No. 811-22201

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 150	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 152	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl
Rafferty Asset Management, LLC	Eric S. Purple
1301 Avenue of the Americas (6th Avenue) 35th Floor New York, NY 10019	K&L Gates LLP 1601 K Street, NW Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☒                                immediately upon filing pursuant to paragraph (b)

☐                                  on (date) pursuant to paragraph (b)

☐                                  60 days after filing pursuant to paragraph (a)(1)

☐                                  on (date) pursuant to paragraph (a)(1)

☐                                  75 days after filing pursuant to paragraph (a)(2)

☐                                  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                                  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 149 to the Registrant’s registration statement on October 20, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the 1940 Act, as amended, the Registrant certifies that this Post-Effective Amendment No. 150 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on November 6, 2015.

DIREXION SHARES ETF TRUST

By:	/s/ Daniel D. O’Neill*
Daniel D. O’Neill
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 150 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill*	Chief Executive Officer and	November 6, 2015
Daniel D. O’Neill	Chairman of the Board

/s/ Gerald E. Shanley III*	Trustee	November 6, 2015
Gerald E. Shanley III

/s/ John Weisser*	Trustee	November 6, 2015
John Weisser

/s/ Jacob C. Gaffey*	Trustee	November 6, 2015
Jacob C. Gaffey

/s/ David L. Driscoll*	Trustee	November 6, 2015
David L. Driscoll

/s/ Eric W. Falkeis*	Principal Executive Officer	November 6, 2015
Eric Falkeis

/s/ Patrick J. Rudnick*	Principal Financial Officer	November 6, 2015
Patrick J. Rudnick	and Assistant Secretary

*By:	/s/ Angela Brickl
Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 118 to the Trust’s Registration Statement filed with the SEC on December 22, 2014.

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE